united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati OH	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2635

Date of fiscal year end:	2/28

Date of reporting period:	08/31/19

Item 1. Reports to Stockholders.

WOA All Asset I

Class I shares: WOAIX

Semi-Annual Report

August 31, 2019

1-855-754-7935

Distributed by Northern Lights Distributors, LLC

Member FINRA

WOA All Asset I
PORTFOLIO REVIEW (Unaudited)
August 31, 2019

The Portfolio’s performance figures* for the periods ended August 31, 2019, as compared to its benchmark:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception**
WOA All Asset I Fund - Class I	3.10%	3.05%	3.22%	4.63%
MSCI All Country World Index Net (USD)	2.73%	(0.28)%	5.51%	8.65%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.38% for Class I shares per the June 28, 2019 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7935.

**	Inception date is April 24, 2012.

The MSCI All Country World Index Net (USD) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 44 country indexes comprising 23 developed and 21 emerging market country indexes.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Debt Funds - ETFs	76.8%
Equity Funds - ETFs	14.2%
Mutual Fund - Debt Fund	4.0%
Money Market Fund	0.5%
Other Assets In Excess of Liabilities	4.5%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

WOA All Asset I
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 91.0%
	DEBT FUNDS - 76.8%
354,621	iShares 1-3 Year Treasury Bond ETF	$30,171,155
416,012	iShares 7-10 Year Treasury Bond ETF	47,429,528
2,219,876	Vanguard Total International Bond ETF	131,261,268
		208,861,951
	EQUITY FUNDS - 14.2%
17,645	iShares Latin America 40 ETF	540,114
62,288	iShares MSCI Australia ETF	1,350,404
47,812	iShares MSCI Canada ETF	1,347,820
13,427	iShares MSCI Emerging Markets ETF	539,631
43,316	iShares MSCI France ETF	1,277,389
47,372	iShares MSCI Germany ETF	1,243,515
13,010	iShares MSCI Italy ETF	350,099
30,009	iShares MSCI Japan ETF	1,618,085
14,466	iShares MSCI Netherlands ETF	442,660
1,665	iShares MSCI New Zealand ETF	85,897
17,175	iShares MSCI Spain ETF	458,916
28,104	iShares MSCI Sweden ETF	795,905
55,811	iShares MSCI Switzerland ETF	2,091,238
53,354	iShares MSCI United Kingdom ETF	1,618,761
40,660	SPDR S&P Emerging Asia Pacific ETF	3,765,929
54,707	Vanguard S&P 500 ETF	14,694,300
41,379	Vanguard Small-Cap ETF	6,299,953
		38,520,616

	TOTAL EXCHANGE TRADED FUNDS (Cost $233,472,184)	247,382,567

	MUTUAL FUND - 4.0%
	DEBT FUND - 4.0%
305,818	Vanguard Total International Bond Index Fund - Institutional Class	10,844,310
	(Cost $9,831,581)

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
1,330,959	Fidelity Institutional Money Market Fund - Government Portfolio, to yield 2.00% +	1,330,959
	(Cost $1,330,959)

	TOTAL INVESTMENTS - 95.5% (Cost $244,634,724)	$259,557,836
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%	12,248,869
	NET ASSETS - 100.0%	$271,806,705

+	Money market fund; interest rate reflects seven-day effective yield on August 31, 2019.

See accompanying notes to financial statements.

WOA All Asset I
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2019

ASSETS
Investment in securities at value (identified cost $244,634,724)	$259,557,836
Receivable for securities sold	104,469,743
Receivable for fund shares sold	1,209,085
Dividends and interest receivable	19,205
Prepaid expenses and other assets	35,630
TOTAL ASSETS	365,291,499

LIABILITIES
Payable for investments purchased	93,254,232
Investment advisory fees payable	224,372
Payable to related parties	4,692
Accrued expenses and other liabilities	1,498
TOTAL LIABILITIES	93,484,794
NET ASSETS	$271,806,705

Net Assets Consist Of:
Paid in capital	$243,386,421
Accumulated earnings	28,420,284
NET ASSETS	$271,806,705

Net Asset Value Per Share:
Class I Shares:
Net Assets	$271,806,705
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	22,074,781
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.31

See accompanying notes to financial statements.

WOA All Asset I
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2019

INVESTMENT INCOME
Dividends	$2,636,944
Interest	43,190
TOTAL INVESTMENT INCOME	2,680,134

EXPENSES
Investment advisory fees	1,272,452
Distribution (12b-1) fees:
Class I	24,082
Administrative services fees	78,355
Accounting services fees	21,441
Legal fees	17,994
Trustees fees and expenses	14,609
Custodian fees	13,835
Compliance officer fees	12,100
Registration fees	10,355
Transfer agent fees	10,038
Insurance expense	9,985
Audit fees	8,296
Printing and postage expenses	7,065
Third party administrative servicing fees	5,880
Other expenses	1,833
TOTAL EXPENSES	1,508,320

NET INVESTMENT INCOME	1,171,814

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	7,209,950
Net change in unrealized depreciation on investments	(751,941)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,458,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,629,823

See accompanying notes to financial statements.

WOA All Asset I
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	August 31, 2019	February 28, 2019
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,171,814	$2,932,760
Net realized gain from security transactions	7,209,950	7,273,671
Net change in unrealized depreciation of investments	(751,941)	(5,025,218)
Net increase in net assets resulting from operations	7,629,823	5,181,213

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	—	(4,738,226)
Net decrease in net assets resulting from distributions to shareholders	—	(4,738,226)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	48,657,443	52,988,193
Net asset value of shares issued in reinvestment of distributions:
Class I	—	631,442
Payments for shares redeemed:
Class I	(21,175,665)	(49,534,700)
Net increase in net assets resulting from shares of beneficial interest	27,481,778	4,084,935

TOTAL INCREASE IN NET ASSETS	35,111,601	4,527,922

NET ASSETS
Beginning of Period	236,695,104	232,167,182
End of Period	$271,806,705	$236,695,104

SHARE ACTIVITY
Class I:
Shares sold	4,002,886	4,468,010
Shares reinvested	—	55,438
Shares redeemed	(1,745,216)	(4,209,816)
Net increase in shares of beneficial interest outstanding	2,257,670	313,632

See accompanying notes to financial statements.

WOA All Asset I
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The	For The	For The	For The
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2019		February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015
	(Unaudited)

Net asset value, beginning of period	$11.94		$11.90	$10.93	$9.67	$10.84	$11.05
Activity from investment operations:
Net investment income (1)(4)	0.06		0.14	0.09	0.09	0.08	0.13
Net realized and unrealized gain (loss) on investments	0.31		0.12	1.15	1.25	(1.17)	0.08
Total from investment operations	0.37		0.26	1.24	1.34	(1.09)	0.21
Less distributions from:
Net investment income	—		(0.12)	(0.06)	(0.08)	(0.08)	(0.19)
Net realized gains	—		(0.10)	(0.21)	—	—	(0.23)
Total distributions	—		(0.22)	(0.27)	(0.08)	(0.08)	(0.42)
Net asset value, end of period	$12.31		$11.94	$11.90	$10.93	$9.67	$10.84
Total return (2)	3.10	% (5)	2.30%	11.39%	13.87%	(10.06)%	1.95%
Net assets, at end of period (000s)	$271,807		$236,695	$232,167	$149,262	$121,707	$120,366
Ratio of net expenses to average net assets (3)	1.18	% (6)	1.20%	1.21%	1.25%	1.27%	1.26%
Ratio of net investment income to average net assets (3)(4)	0.92	% (6)	1.19%	0.80%	0.83%	0.80%	1.20%
Portfolio Turnover Rate	162	% (5)	139%	75%	162%	176%	339%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2019

1.	ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012.

The Fund currently offers one class of shares, the Class I shares. Class I shares are offered at net asset value without an initial sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2019

also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2019

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$247,382,567	$—	$—	$247,382,567
Mutual Fund	10,844,310	—	—	10,844,310
Short-Term Investment	1,330,959	—	—	1,330,959
Total	$259,557,836	$—	$—	$259,557,836

The Fund did not hold any Level 3 securities during the period.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2019

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s February 28, 2017 to February 28, 2019 tax returns or expected to be taken in the Fund’s February 29, 2020 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2019

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $419,790,145 and $403,935,926 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Water Oak Advisors, LLC (the “Fund Manager”) serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets. For the six months ended August 31, 2019, the Fund incurred $1,272,452 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2019

agreement). The Board may terminate this expense reimbursement arrangement at any time. As of August 31, 2019, there were no previously waived fees or reimbursed expenses available for recapture.

Distributor – The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. Currently, the Fund’s Class I shares annual rate is calculated at 0.03% of the average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2019, the Fund incurred distribution fees of $24,082 for Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 28, 2019	February 28, 2018
Ordinary Income	$5,056,628	$4,482,406
Long-Term Capital Gain	575,236	740,096
	$5,631,864	$5,222,502

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The WOA All Asset I Fund utilized equalization in the amount of $893,638 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended February 28, 2019. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of February 28, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,075,619	$2,300,305	$—	$—	$—	$15,414,537	$20,790,461

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains on investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclass of Fund distributions due to Equalization and tax adjustments for non-deductible expenses resulted in reclassifications for the Fund for the fiscal year ended February 28, 2019 as follows:

Paid In	Accumulated
Capital	Earnings/(Losses)
$881,327	$(881,327)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$244,895,240	$14,694,056	$(31,460)	$14,662,596

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2019

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Vanguard Total International Bond ETF (the “Security”). The Fund may redeem its investment in the Security at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The financial statements of the Security, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of August 31, 2019, the percentage of the Fund’s net assets invested in the Security was 48.3%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

WOA All Asset I
EXPENSE EXAMPLES (Unaudited)
August 31, 2019

As a shareholder of WOA All Asset I, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 through August 31, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	3/1/19	8/31/19	3/1/19 - 8/31/19	3/1/19 - 8/31/19
Actual - Class I	$1,000.00	$1,031.00	$6.02	1.18%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	3/1/19	8/31/19	3/1/19 - 8/31/19	3/1/19 - 8/31/19
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,019.20	$5.99	1.18%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR
Water Oak Advisors, LLC
145 Lincoln Avenue, Suite A
Winter Park, Florida 32789

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/11/19

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	11/11/19